Earnings per share - Weighted average number of shares outstanding reconciliation (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
bp shareholders	$ (2,487)	$ 7,565	$ (20,305)
Less: dividend requirements on preference shares	1	2	1
Profit (loss) for the year attributable to bp ordinary shareholders	$ (2,488)	$ 7,563	$ (20,306)
Ordinary Shares
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	18,987,936	20,128,862	20,221,514
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	0	131,526	0
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	18,987,936	20,260,388	20,221,514
American Depositary Share
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	3,164,656	3,354,810	3,370,252
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	0	21,921	0
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	3,164,656	3,376,731	3,370,252